SHARE-BASED COMPENSATION (Details) - 2011 Plan [Member] - $ / shares			12 Months Ended		24 Months Ended
	Apr. 18, 2014	Mar. 15, 2013	Dec. 31, 2015	Dec. 31, 2012	Dec. 31, 2013
SHARE-BASED COMPENSATION [Line Item]
Share options granted
Exercise price
Estimated fair value at grant date
Options [Member]
SHARE-BASED COMPENSATION [Line Item]
Vesting period				48 months
Exercise period					5 years
Restricted Stock Units (RSUs) [Member]
SHARE-BASED COMPENSATION [Line Item]
Exercise price			$ 0
Recognition period			2 years
Number of RSUs
Outstanding at beginning of year
Granted			28,841,700
Forfeited and expired			(201,800)
Vested			28,639,900
Outstanding at end of year			28,639,900
Exercisable at end of year			28,639,900
Weighted average grant date fair value
Outstanding at beginning of year
Granted			$ 0.265
Forfeited and expired			0.265
Vested			0.265
Outstanding at end of year			0.265
Exercisable at end of year			$ 0.265
Employees [Member]
SHARE-BASED COMPENSATION [Line Item]
Share options granted	9,341,500	1,128,590
Exercise price	$ 0.01	$ 0.2
Managements [Member]
SHARE-BASED COMPENSATION [Line Item]
Share options granted	2,104,000	100,000
Exercise price	$ 0.01	$ 0.2
First tranche [Member] | Restricted Stock Units (RSUs) [Member]
SHARE-BASED COMPENSATION [Line Item]
Vesting percentage			50.00%
Second tranche [Member] | Restricted Stock Units (RSUs) [Member]
SHARE-BASED COMPENSATION [Line Item]
Vesting percentage			50.00%